Goodwill and Intangible Assets - Changes in Company's Goodwill and Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 03, 2011	Feb. 23, 2013	Feb. 25, 2012	Sep. 11, 2010 Retail Food [Member]	Feb. 23, 2013 Retail Food [Member]	Feb. 25, 2012 Retail Food [Member]	Feb. 23, 2013 Accumulated Impairment Losses on Goodwill [Member]	Feb. 25, 2012 Accumulated Impairment Losses on Goodwill [Member]	Feb. 23, 2013 Consolidated Retail Food [Member]	Feb. 25, 2012 Consolidated Retail Food [Member]	Feb. 23, 2013 Save-A-Lot [Member]	Feb. 26, 2011 Save-A-Lot [Member]	Feb. 23, 2013 Independent Business [Member]	Feb. 26, 2011 Independent Business [Member]	Feb. 23, 2013 Trademarks and Tradenames - Indefinite Useful Lives [Member]	Feb. 25, 2012 Trademarks and Tradenames - Indefinite Useful Lives [Member]	Feb. 23, 2013 Accumulated amortization [Member]	Feb. 25, 2012 Accumulated amortization [Member]	Feb. 23, 2013 Favorable operating leases, customer lists, customer relationships and other [Member]	Feb. 25, 2012 Favorable operating leases, customer lists, customer relationships and other [Member]	Feb. 23, 2013 Non-compete Agreements [Member]	Feb. 25, 2012 Non-compete Agreements [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		$ 847	$ 940		$ 886	$ 887	$ (886)	$ (794)		$ 93	$ 137	$ 137	$ 710	$ 710
Intangible assets excluding amortization, Beginning Balance		122	120
Accumulated amortization, Beginning balance																	(58)	(50)	(56)		(2)
Additions
Amortization Expense of intangible assets		(8)															(8)	(8)
Impairments	(54)		(92)	(110)		(92)		(92)		(92)
Other net adjustments			(1)			(1)				(1)
Goodwill, Ending Balance		847	847		886	886	(886)	(886)			137	137	710	710
Indefinite-lived Intangible Assets, Beginning Balance															14	14
Additions
Impairments															(6)
Other net adjustments															1
Indefinite-lived Intangible Assets, Ending Balance															9	14
Finite-Lived Intangible Assets, Beginning Balance																			105	103	3	3
Addition to finite lived intangible assets		1	2																1	2
Impairment of Intangible Assets, Finite-lived
Impairment		(6)
Finite Lived Intangible Assets Other Net Adjustments
Finite-Lived Intangible Assets, Ending Balance																			106	105	3	3
Intangible assets other adjustments		1															(1)
Intangible assets excluding amortization, Ending Balance		118	122
Accumulated amortization, Ending Balance																	(67)	(58)	(65)	(56)	(2)	(2)
Intangible assets, Beginning Balance		64	70
Intangible assets, Ending Balance		$ 51	$ 64